Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay vs. Performance Disclosure (1)
							Value of Fixed $100 Investment Based On:
Year	Summary Compensation Table Total for PEO 1	Summary Compensation Table Total for PEO 2	Compensation Actually Paid to PEO 1 (2)(3)	Compensation Actually Paid to PEO 2 (2)(3)	Average Summary Compensation Table Total for Non-PEO NEOs	Average Compensation Actually Paid to Non-PEO NEOs (3)(4)	R1 RCM Total Shareholder Return (5)	NASDAQ Health Care Index Total Shareholder Return (6)	Net Income (Loss)(7)	Adjusted EBITDA (8)
2023	$—	$14,159,376	$—	$10,038,406	$2,024,891	$1,273,073	$81	$121	$3,300,000	$614,300,000
2022	$7,621,575	$—	$(12,868,704)		$3,871,634	$304,063	$84	$109	$(63,300,000)	$423,800,000
2021	$15,817,911	$—	$31,825,685		$2,468,423	$6,271,044	$196	$123	$87,300,000	$345,800,000
2020	$4,794,578	$—	$37,523,887		$1,341,914	$4,293,655	$185	$104	$115,200,000	$240,500,000

Company Selected Measure Name	adjusted EBITDA
Named Executive Officers, Footnote	R1’s principal executive officer (PEO) for fiscal year 2020 through fiscal year 2022 was Joseph Flanagan (“PEO 1”). R1’s PEO for fiscal year 2023 was Lee Rivas (“PEO 2”). R1’s other, non-PEO, named executive officers (“NEOs”) for fiscal year 2020 were Rachel Wilson, Richard B. Evans, Jr., and Gary Long. R1’s other, non-PEO, NEOs for fiscal year 2021 were Rachel Wilson, Gary Long, John Sparby, and Vijay Kotte. R1’s other, non-PEO, NEOs for fiscal year 2022 were Lee Rivas, Rachel Wilson, Gary Long, and John Sparby. R1's other, non-PEO, NEOs for fiscal year 2023 were Rachel Wilson, Gary Long, Jennifer Williams, Kyle Hicok, and John Sparby.
Peer Group Issuers, Footnote	Cumulative total shareholder return for NASDAQ Healthcare Index is calculated based on a fixed investment of $100 at the applicable measurement point on the same cumulative basis as is used in Item 201(e) of Regulation S-K.
Adjustment To PEO Compensation, Footnote

PEO “CAP” Calculation Detail	PEO 1 - Joseph Flanagan			PEO 2 - Lee Rivas
Compensation Element	2020	2021	2022	2023
SCT Reported Total Compensation	$4,794,578	$15,817,911	$7,621,575	$14,159,376
Aggregate SCT Reported Equity Compensation (-)	$(3,741,493)	$(13,166,182)	$(5,000,016)	$(12,240,021)
Year-End Fair Value of Awards Granted During the FY & Outstanding (+)	$6,574,298	$17,472,860	$1,008,482	$8,298,718
Year-Over-Year Change in Fair Value of Awards Granted During Prior Years & Outstanding (+/-)	$4,232,168	$10,348,549	$(16,648,053)	$(179,667)
Vesting Date Fair Value of Awards Granted & Vested During the Covered FY (+)	$—	$1,156,374	$—	$—
Year-Over-Year Change in Fair Value of Awards Granted During Prior Years & Vesting During Covered FY (+/-)	$25,664,336	$196,173	$149,308	$—
Prior FYE Value of Awards Determined to Fail to Meet Vesting Conditions During Covered FY (-)	$—	$—	$—	$—
“Compensation Actually Paid” Determination	$37,523,887	$31,825,685	$(12,868,704)	$10,038,406

Non-PEO NEO Average Total Compensation Amount	$ 2,024,891	$ 3,871,634	$ 2,468,423	$ 1,341,914
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,273,073	304,063	6,271,044	4,293,655
Adjustment to Non-PEO NEO Compensation Footnote

Average Non-PEO NEOs “CAP” Calculation Detail	Year
Compensation Element	2020	2021	2022	2023
SCT Reported Total Compensation	$1,341,914	$2,468,423	$3,871,634	$2,024,891
Aggregate SCT Reported Equity Compensation (-)	$(863,352)	$(1,370,444)	$(3,000,001)	$(1,086,604)
Year-End Fair Value of Awards Granted During the FY & Outstanding (+)	$1,517,023	$1,401,580	$1,490,924	$685,866
Year-Over-Year Change in Fair Value of Awards Granted During Prior Years & Outstanding (+/-)	$614,080	$3,433,306	$(2,071,284)	$(700,948)
Vesting Date Fair Value of Awards Granted & Vested During the Covered FY (+)	$—	$334,702	$—	$52,300
Year-Over-Year Change in Fair Value of Awards Granted During Prior Years & Vesting During Covered FY (+/-)	$1,683,990	$3,477	$12,790	$297,568
Prior FYE Value of Awards Determined to Fail to Meet Vesting Conditions During Covered FY (-)	$—	$—	$—	$—
“Compensation Actually Paid” Determination	$4,293,655	$6,271,044	$304,063	$1,273,073

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table

Adjusted EBITDA
End-to-End RCM Agreement Growth
Modular Sales Revenue

Total Shareholder Return Amount	$ 81	84	196	185
Peer Group Total Shareholder Return Amount	121	109	123	104
Net Income (Loss)	$ 3,300,000	$ (63,300,000)	$ 87,300,000	$ 115,200,000
Company Selected Measure Amount	614,300,000	423,800,000	345,800,000	240,500,000
PEO Name	Lee Rivas	Joseph Flanagan	Joseph Flanagan	Joseph Flanagan
Additional 402(v) Disclosure	In calculating the compensation actually paid amounts reflected in these columns, the fair value or change in fair value, as applicable, of the equity award adjustments included in such calculations was computed in accordance with FASB ASC Topic 718 (excluding Mr. Rivas’ profit units). The valuation assumptions used to calculate such fair values did not materially differ from those disclosed at the time of grant.Cumulative total shareholder return is calculated based on a fixed investment of $100 at the applicable measurement point on the same cumulative basis as is used in Item 201(e) of Regulation S-K.Represents the amount of net income reflected in the Company’s restated audited GAAP financial statements.
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Non-GAAP Measure Description	For reconciliation of adjusted EBITDA, a non-GAAP measure, performance in accordance with GAAP to non-GAAP financial results to GAAP net income (loss), please see “Part II, Item 7, Management's Discussion and Analysis of Financial Condition and Results of Operations” in the Company’s Annual Report on Form 10-K for the year ended December 31, 2023 filed with the SEC February 27, 2024.
Measure:: 2
Pay vs Performance Disclosure
Name	End-to-End RCM Agreement Growth
Measure:: 3
Pay vs Performance Disclosure
Name	Modular Sales Revenue
Lee Rivas [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 14,159,376
PEO Actually Paid Compensation Amount	10,038,406
Joseph Flanagan [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount		$ 7,621,575	$ 15,817,911	$ 4,794,578
PEO Actually Paid Compensation Amount		(12,868,704)	31,825,685	37,523,887
PEO | Lee Rivas [Member] | Aggregate SCT Reported Equity Compensation [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(12,240,021)
PEO | Lee Rivas [Member] | Year-End Fair Value of Awards Granted During the FY & Outstanding [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	8,298,718
PEO | Lee Rivas [Member] | Year-Over-Year Change in Fair Value of Awards Granted During Prior Years & Outstanding [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(179,667)
PEO | Lee Rivas [Member] | Vesting Date Fair Value of Awards Granted & Vested During the Covered FY [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Lee Rivas [Member] | Year-Over-Year Change in Fair Value of Awards Granted During Prior Years & Vesting During Covered FY [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Lee Rivas [Member] | Prior FYE Value of Awards Determined to Fail to Meet Vesting Conditions During Covered FY [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Joseph Flanagan [Member] | Aggregate SCT Reported Equity Compensation [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(5,000,016)	(13,166,182)	(3,741,493)
PEO | Joseph Flanagan [Member] | Year-End Fair Value of Awards Granted During the FY & Outstanding [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		1,008,482	17,472,860	6,574,298
PEO | Joseph Flanagan [Member] | Year-Over-Year Change in Fair Value of Awards Granted During Prior Years & Outstanding [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(16,648,053)	10,348,549	4,232,168
PEO | Joseph Flanagan [Member] | Vesting Date Fair Value of Awards Granted & Vested During the Covered FY [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0	1,156,374	0
PEO | Joseph Flanagan [Member] | Year-Over-Year Change in Fair Value of Awards Granted During Prior Years & Vesting During Covered FY [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		149,308	196,173	25,664,336
PEO | Joseph Flanagan [Member] | Prior FYE Value of Awards Determined to Fail to Meet Vesting Conditions During Covered FY [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0	0	0
Non-PEO NEO | Aggregate SCT Reported Equity Compensation [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,086,604)	(3,000,001)	(1,370,444)	(863,352)
Non-PEO NEO | Year-End Fair Value of Awards Granted During the FY & Outstanding [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	685,866	1,490,924	1,401,580	1,517,023
Non-PEO NEO | Year-Over-Year Change in Fair Value of Awards Granted During Prior Years & Outstanding [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(700,948)	(2,071,284)	3,433,306	614,080
Non-PEO NEO | Vesting Date Fair Value of Awards Granted & Vested During the Covered FY [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	52,300	0	334,702	0
Non-PEO NEO | Year-Over-Year Change in Fair Value of Awards Granted During Prior Years & Vesting During Covered FY [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	297,568	12,790	3,477	1,683,990
Non-PEO NEO | Prior FYE Value of Awards Determined to Fail to Meet Vesting Conditions During Covered FY [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 0	$ 0